Investments (Tables)	12 Months Ended
Dec. 31, 2015
Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

($ in thousands)	Amortized	Gross unrealized		Fair
	cost	Gains	Losses	value
December 31, 2015
U.S. government and agencies	$142,923	$23,774	$0	$166,697
Municipal	624,806	102,320	(555)	726,571
Corporate	3,492,973	203,606	(63,123)	3,633,456
Foreign government	191,388	25,363	0	216,751
RMBS	55,036	2,688	(15)	57,709
CMBS	86,704	967	(461)	87,210
ABS	92,434	704	(518)	92,620
Redeemable preferred stock	8,887	1,302	0	10,189

Total fixed income securities	$4,695,151	$360,724	$(64,672)	$4,991,203

December 31, 2014
U.S. government and agencies	$229,639	$50,328	$—	$279,967
Municipal	661,021	122,046	(110)	782,957
Corporate	3,424,181	307,887	(19,074)	3,712,994
Foreign government	338,199	58,652	(175)	396,676
RMBS	94,130	4,217	(22)	98,325
CMBS	129,490	5,402	—	134,892
ABS	73,922	1,153	(475)	74,600
Redeemable preferred stock	8,959	1,677	—	10,636

Total fixed income securities	$4,959,541	$551,362	$(19,856)	$5,491,047

Schedule of Net Investment Income

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2015	2014	2013
Fixed income securities	$248,585	$276,035	$289,571
Mortgage loans	27,582	26,994	31,375
Equity securities	4,905	3,975	4,870
Limited partnership interests	34,177	22,824	8,862
Short-term investments	393	250	210
Policy loans	2,498	2,516	2,543
Other	0	—	65

Investment income, before expense	318,140	332,594	337,496
Investment expense	(6,896)	(9,769)	(12,379)

Net investment income	$311,244	$322,825	$325,117

Schedule of Realized Capital Gains and Losses by Asset Type

Realized capital gains and losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2015	2014	2013
Fixed income securities	$42,361	$1,759	$(1,537)
Mortgage loans	25	1,110	(1,507)
Equity securities	(3,260)	62,821	27,944
Limited partnership interests	(6,948)	(239)	(40)
Derivatives	(4,923)	52,724	(9,949)
Short-term investments	(137)	119	—

Realized capital gains and losses	$27,118	$118,294	$14,911

Schedule of Realized Capital Gains and Losses by Transaction Type

Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

($ in thousands)	2015	2014	2013
Impairment write-downs	$(7,709)	$1,153	$(3,431)
Change in intent write-downs	(80)	(499)	(5,515)

Net other-than-temporary impairment losses recognized in earnings	(7,789)	654	(8,946)
Sales and other	39,830	64,916	33,806
Valuation and settlements of derivative instruments	(4,923)	52,724	(9,949)

Realized capital gains and losses	$27,118	$118,294	$14,911

Schedule of Other-Than-Temporary Impairment Losses by Asset Type

Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

($ in thousands)	2015			2014			2013
	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Municipal	$(9)	$0	$(9)	$(499)	$—	$(499)	$(1,727)	$—	$(1,727)
Corporate	(1,317)	342	(975)	—	—	—	—	—	—
RMBS	84	0	84	43	—	43	28	—	28
CMBS	(380)	0	(380)	—	—	—	(8,392)	3,464	(4,928)

Total fixed income securities	(1,622)	342	(1,280)	(456)	—	(456)	(10,091)	3,464	(6,627)
Mortgage loans	0	0	0	1,110	—	1,110	(1,832)	—	(1,832)
Equity securities	(3,430)	0	(3,430)	—	—	—	(487)	—	(487)
Limited partnership interests	(3,079)	0	(3,079)	—	—	—	—	—	—

Other-than-temporary impairment losses	$(8,131)	$342	$(7,789)	$654	$—	$654	$(12,410)	$3,464	$(8,946)

Schedule of other-than-temporary impairment losses on fixed income securities included in Accumulated Other Comprehensive Income

The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $849 thousand and $633 thousand as of December 31, 2015 and 2014, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2015	December 31, 2014
Corporate	$(4)	$—
RMBS	(41)	(40)
CMBS	(1)	—

Total	$(46)	$(40)

Schedule of Rollforwards of Cumulative Credit Losses Recognized in Earnings for Fixed Income Securities Held

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2015	2014	2013
Beginning balance	$(568)	$(696)	$(1,685)
Additional credit loss for securities previously other-than-temporarily impaired	84	(71)	29
Additional credit loss for securities not previously other-than-temporarily impaired	(1,283)	—	(1,628)
Reduction in credit loss for securities disposed or collected	593	181	960
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not will be required to sell	0	—	1,628
Change in credit loss due to accretion of increase in cash flows	1	18	—

Ending balance	$(1,173)	$(568)	$(696)

Schedule of Unrealized Net Capital Gains and Losses Included in Accumulated Other Comprehensive Income

Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

($ in thousands)	Fair	Gross unrealized		Unrealized net
	value	Gains	Losses	gains (losses)
December 31, 2015
Fixed income securities	$4,991,203	$360,724	$(64,672)	$296,052
Equity securities	205,822	12,028	(15,328)	(3,300)
Short-term investments	108,279	2	0	2
EMA limited partnerships (1)	0	0	0	(58)

Unrealized net capital gains and losses, pre-tax	0	0	0	292,696

Amounts recognized for:
Insurance reserves (2)	0	0	0	(44,407)
DAC and DSI (3)	0	0	0	(5,538)

Amounts recognized	0	0	0	(49,945)
Deferred income taxes	0	0	0	(84,963)

Unrealized net capital gains and losses, after-tax	0	0	0	$157,788

(1)	Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.
(2)	The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.
(3)	The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in thousands)	Fair	Gross unrealized		Unrealized net
	value	Gains	Losses	gains (losses)
December 31, 2014
Fixed income securities	$5,491,047	$551,362	$(19,856)	$531,506
Equity securities	206,122	2,047	(1,474)	573
Short-term investments	138,372	2	(1)	1
EMA limited partnerships				—

Unrealized net capital gains and losses, pre-tax				532,080

Amounts recognized for:
Insurance reserves				(257,252)
DAC and DSI				(12,853)

Amounts recognized				(270,105)
Deferred income taxes				(91,691)

Unrealized net capital gains and losses, after-tax				$170,284

Schedule of Change in Unrealized net Capital Gains and Losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2015	2014	2013
Fixed income securities	$(235,454)	$154,469	$(351,008)
Equity securities	(3,873)	(38,400)	7,735
Short-term investments	1	1	(1)
EMA limited partnerships	(58)	—	(127)

Total	(239,384)	116,070	(343,401)

Amounts recognized for:
Insurance reserves	212,845	(88,985)	192,620
DAC and DSI	7,315	1,058	10,295

Amounts recognized	220,160	(87,927)	202,915
Deferred income taxes	6,728	(9,850)	49,170

(Decrease) increase in unrealized net capital gains and losses, after-tax	$(12,496)	$18,293	$(91,316)

Summary of Gross Unrealized Losses and Fair Value of Fixed Income and Equity Securities by Length of Time

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

($ in thousands)	Less than 12 months			12 months or more			Total
	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses	unrealized losses
December 31, 2015
Fixed income securities
Municipal	3	$35,673	$(555)	0	$0	$0	$(555)
Corporate	282	942,145	(49,563)	23	91,878	(13,560)	(63,123)
RMBS	30	506	(4)	3	1,743	(11)	(15)
CMBS	5	19,914	(461)	0	0	0	(461)
ABS	7	67,266	(168)	1	9,650	(350)	(518)

Total fixed income securities	327	1,065,504	(50,751)	27	103,271	(13,921)	(64,672)
Equity securities	328	96,922	(13,433)	23	9,760	(1,895)	(15,328)

Total fixed income and equity securities	655	$1,162,426	$(64,184)	50	$113,031	$(15,816)	$(80,000)

Investment grade fixed income securities	208	$951,843	$(36,167)	10	$54,087	$(3,586)	$(39,753)
Below investment grade fixed income securities	119	113,661	(14,584)	17	49,184	(10,335)	(24,919)

Total fixed income securities	327	$1,065,504	$(50,751)	27	$103,271	$(13,921)	$(64,672)

December 31, 2014
Fixed income securities
Municipal	—	$—	$—	2	$6,293	$(110)	$(110)
Corporate	126	318,039	(9,488)	45	181,573	(9,586)	(19,074)
Foreign government	—	—	—	1	9,782	(175)	(175)
RMBS	5	358	—	2	2,804	(22)	(22)
CMBS	1	113	—	—	—	—	—
ABS	—	—	—	1	9,525	(475)	(475)

Total fixed income securities	132	318,510	(9,488)	51	209,977	(10,368)	(19,856)
Equity securities	278	83,548	(1,474)	—	—	—	(1,474)

Total fixed income and equity securities	410	$402,058	$(10,962)	51	$209,977	$(10,368)	$(21,330)

Investment grade fixed income securities	50	$215,548	$(4,173)	32	$167,719	$(5,222)	$(9,395)
Below investment grade fixed income securities	82	102,962	(5,315)	19	42,258	(5,146)	(10,461)

Total fixed income securities	132	$318,510	$(9,488)	51	$209,977	$(10,368)	$(19,856)

Schedule of Commercial Mortgage Loans by Geographic Distribution

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2015	2014
California	21.5%	24.6%
New Jersey	9.5	10.2
Texas	8.0	4.7
Illinois	7.6	11.2
Arizona	5.6	5.5
Florida	4.7	5.2

Schedule of Types of Properties Collateralizing Commercial Mortgage Loans

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2015	2014
Apartment complex	28.7%	19.6%
Warehouse	21.7	24.7
Office buildings	20.0	21.2
Retail	19.2	24.0
Other	10.4	10.5

Total	100.0%	100.0%

Summary of Carrying Value of Non-Impaired Fixed and Variable Rate Mortgage Loans by Debt Service Coverage Ration Distribution

The following table reflects the carrying value of non-impaired fixed rate mortgage loans summarized by debt service coverage ratio distribution as of December 31. There were no variable rate mortgage loans as of December 31, 2015 or 2014.

($ in thousands)	2015	2014
Debt service coverage ratio distribution
Below 1.0	$14,408	$17,081
1.0 - 1.25	35,301	71,801
1.26 - 1.50	194,795	125,877
Above 1.50	369,680	279,033

Total non-impaired mortgage loans	$614,184	$493,792

Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans

The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

($ in thousands)	2015	2014	2013
Beginning balance	$0	$1,832	$—
Net (decrease) increase in valuation allowance	0	(1,110)	1,832
Charge offs	0	(722)	—

Ending balance	$0	$—	$1,832

Schedule of Municipal Bonds Held For Investment by Geographic Distribution

The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2015	2014
California	25.9%	24.2%
Texas	12.0	11.4
Oregon	6.2	5.5
Illinois	5.3	6.2

Fixed income securities
Schedule of Securities Based on Contractual Maturities

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2015:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$233,685	$236,265
Due after one year through five years	1,393,700	1,471,802
Due after five years through ten years	1,626,246	1,665,102
Due after ten years	1,207,346	1,380,495

RMBS, CMBS and ABS	234,174	237,539

Total	$4,695,151	$4,991,203

Mortgage loans
Schedule of Securities Based on Contractual Maturities

The contractual maturities of the mortgage loan portfolio as of December 31, 2015 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2016	9	$40,775	6.7%
2017	8	41,298	6.7
2018	9	45,010	7.3
2019	1	10,000	1.6
Thereafter	79	477,101	77.7

Total	106	$614,184	100.0%